BONDS PAYABLE AND ACCRUED INTEREST	12 Months Ended
Dec. 31, 2020
BONDS PAYABLE AND ACCRUED INTEREST
BONDS PAYABLE AND ACCRUED INTEREST

19.    BONDS PAYABLE AND ACCRUED INTEREST

On July 17, 2017, Jiangxi Jinko issued a three year medium term notes (“MTN”) with an aggregate principal of RMB300,000,000 which bears a fixed annual interest rate of 7.37% and will mature on July 17, 2020. MTN are issued at face value, unsecured from the issuance date. At the end of the second year in the life of the MTN, the Group has the option to adjust the interest rate, and the MTN holders will have the right to require Jiangxi Jinko to repurchase all or part of their MTNs, at such time. As at December 31, 2018, based on Jiangxi Jinko’s communication with the investors, all investors of the MTN agreed to hold the bond till its maturity. The bond is recorded on amortized cost basis with the interest rate of 7.37%. Interest expense related to MTN was RMB11,792,000, RMB11,792,000 and nil for the year ended December 31, 2018, 2019 and 2020.According to ASU 2015-03, the MTN issuance costs amounted to RMB2,100,000 was recorded as direct deduction from the carrying amount of the MTN liability, and amortized over a two-year period, from the issuance date to the date the put option of the MTN holders is first exercisable.

The Company early repurchased the MTN with the face value of RMB300,000,000 and settled all the interests in the year ended December 31, 2019. No income/loss related to the repurchase of the MTN incurred during the year ended December 31, 2019 and 2020.